Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—99.67%	Value ($)
	Consumer Discretionary—38.64%
3,185,763	Madison Square Garden Entertainment Corporation(a)	127,334,947
2,876,586	Sphere Entertainment Company(a)	120,241,295
5,445,793	Mattel, Inc.(a)	107,391,038
1,308,930	Boyd Gaming Corporation	102,397,594
721,253	Adtalem Global Education, Inc.(a)	91,765,019
5,736,642	Paramount Global, Class B	74,002,682
3,811,330	Manchester United plc, Class A(a)	67,879,787
2,931,125	Norwegian Cruise Line Holdings, Ltd.(a)	59,443,215
2,806,856	OneSpaWorld Holdings, Ltd.	57,231,794
2,274,787	Gentex Corporation	50,022,566
196,896	Madison Square Garden Sports Corporation(a)	41,141,419
44,816,291	Leslie’s, Inc.(a)(b)	18,818,361
		917,669,717
	Consumer Staples—2.89%
699,571	J.M. Smucker Company	68,697,872
	Energy—2.58%
5,319,278	Core Laboratories, Inc.(b)	61,278,083
	Financials—22.25%
2,072,822	Carlyle Group, Inc.	106,543,051
2,003,208	Lazard, Inc., Class A	96,113,920
466,974	Affiliated Managers Group, Inc.	91,886,474
566,598	Northern Trust Corporation	71,838,960
504,588	BOK Financial Corporation	49,262,927
727,024	First American Financial Corporation	44,632,003
1,135,129	Janus Henderson Group plc	44,088,410
2,070,647	GCM Grosvenor, Inc., Class A	23,936,679
		528,302,424
	Health Care—14.11%
5,084,223	Envista Holdings Corporation(a)	99,345,717
559,930	Charles River Laboratories International, Inc.(a)	84,958,179
346,997	Bio-Rad Laboratories, Inc.(a)	83,737,316
840,268	Prestige Consumer Healthcare, Inc.(a)	67,095,400
		335,136,612
	Industrials—16.05%
740,948	Mohawk Industries, Inc.(a)	77,680,988
474,845	Generac Holdings, Inc.(a)	68,002,553
7,952,398	ADT, Inc.	67,356,811
1,659,927	Axalta Coating Systems, Ltd.(a)	49,283,233
158,130	Zebra Technologies Corporation, Class A(a)	48,760,967
1,913,540	Resideo Technologies, Inc.(a)	42,212,692
193,518	The Middleby Corporation(a)	27,866,592
		381,163,836
	Real Estate—3.15%
291,975	Jones Lang LaSalle, Inc.(a)	74,681,365
	Total Common Stocks (Cost $1,864,916,445)	2,366,929,909

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—0.45%	Value ($)
10,732,463	Northern Institutional Treasury Portfolio, 4.16%(c)	10,732,463
	Total Short-Term Investments (Cost $10,732,463)	10,732,463

	Total Investments—100.12% (Cost $1,875,648,908)	2,377,662,372
	Other Assets less Liabilities—(0.12)%	(2,945,065)
	Net Assets—100.00%	2,374,717,307
Ariel Appreciation Fund

Number of Shares	Common Stocks—99.13%	Value ($)
	Consumer Discretionary—30.68%
1,621,719	Mattel, Inc.(a)	31,980,299
650,180	Madison Square Garden Entertainment Corporation(a)	25,987,695
590,167	Sphere Entertainment Company(a)	24,668,981
988,266	Interpublic Group of Companies, Inc.	24,192,752
1,185,224	Norwegian Cruise Line Holdings, Ltd.(a)	24,036,343
1,264,857	Knowles Corporation(a)	22,286,780
308,191	CarMax, Inc.(a)	20,713,517
1,006,150	OneSpaWorld Holdings, Ltd.	20,515,398
97,166	Madison Square Garden Sports Corporation(a)	20,302,836
848,245	Gentex Corporation	18,652,907
932,978	Manchester United plc, Class A(a)	16,616,338
778,885	Paramount Global, Class B	10,047,616
		260,001,462
	Consumer Staples—3.04%
275,903	Molson Coors Brewing Company	13,268,175
127,043	J.M. Smucker Company	12,475,623
		25,743,798
	Energy—3.97%
529,586	Schlumberger NV	17,900,007
1,368,627	Core Laboratories, Inc.	15,766,583
		33,666,590
	Financials—21.31%
486,908	Carlyle Group, Inc.	25,027,071
510,172	Lazard, Inc., Class A	24,478,053
374,638	First American Financial Corporation	22,999,027
176,995	Northern Trust Corporation	22,441,196
166,715	KKR & Company, Inc.	22,178,096
223,289	The Charles Schwab Corporation	20,372,888
196,398	BOK Financial Corporation	19,174,337
115,387	Aflac, Inc.	12,168,713
16,649	Goldman Sachs Group, Inc.	11,783,330
		180,622,711
	Health Care—11.79%
183,337	Charles River Laboratories International, Inc.(a)	27,817,723
100,026	Labcorp Holdings, Inc.	26,257,825
1,193,594	Envista Holdings Corporation(a)	23,322,827
93,205	Bio-Rad Laboratories, Inc.(a)	22,492,231
		99,890,606
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—99.13% (continued)	Value ($)
	Industrials—23.88%
242,280	Generac Holdings, Inc.(a)	34,696,919
142,856	The Middleby Corporation(a)	20,571,264
123,545	Keysight Technologies, Inc.(a)	20,244,084
97,884	Fiserv, Inc.(a)	16,876,180
1,983,290	ADT, Inc.	16,798,466
245,677	Stanley Black & Decker, Inc.	16,644,617
749,466	Resideo Technologies, Inc.(a)	16,533,220
556,761	Axalta Coating Systems, Ltd.(a)	16,530,234
217,685	nVent Electric plc	15,945,426
60,704	Littelfuse, Inc.	13,763,418
598,802	Kennametal, Inc.	13,748,494
		202,352,322
	Real Estate—4.46%
84,947	Jones Lang LaSalle, Inc.(a)	21,727,744
114,785	CBRE Group, Inc., Class A(a)	16,083,674
		37,811,418
	Total Common Stocks (Cost $610,634,896)	840,088,907

Number of Shares	Short-Term Investments—0.87%	Value ($)
7,350,084	Northern Institutional Treasury Portfolio, 4.16%(c)	7,350,084
	Total Short-Term Investments (Cost $7,350,084)	7,350,084

	Total Investments—100.00% (Cost $617,984,980)	847,438,991
	Other Assets less Liabilities—0.00%	20,970
	Net Assets—100.00%	847,459,961
Ariel Focus Fund

Number of Shares	Common Stocks—99.27%	Value ($)
	Basic Materials—7.61%
70,266	Mosaic Company	2,563,304
112,229	Barrick Mining Corporation	2,336,608
		4,899,912
	Consumer Discretionary—14.32%
64,415	PHINIA, Inc.	2,865,823
36,441	Boyd Gaming Corporation	2,850,780
33,799	Madison Square Garden Entertainment Corporation(a)	1,350,946
5,236	Madison Square Garden Sports Corporation(a)	1,094,062
31,842	BorgWarner, Inc.	1,066,070
		9,227,681
	Consumer Staples—4.38%
28,750	J.M. Smucker Company	2,823,250
	Energy—12.11%
140,070	APA Corporation	2,561,880
17,608	Chevron Corporation	2,521,290
46,079	Schlumberger NV	1,557,470
100,965	Core Laboratories, Inc.	1,163,117
		7,803,757
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—99.27% (continued)	Value ($)
	Financials—21.57%
35,784	BOK Financial Corporation	3,493,592
68,506	Bank of America Corporation	3,241,704
16,405	Affiliated Managers Group, Inc.	3,228,012
3,178	Goldman Sachs Group, Inc.	2,249,229
27,413	First American Financial Corporation	1,682,884
		13,895,421
	Health Care—11.06%
9,120	Labcorp Holdings, Inc.	2,394,091
14,285	Johnson & Johnson	2,182,034
6,942	Bio-Rad Laboratories, Inc.(a)	1,675,243
93,488	ZimVie, Inc.(a)	874,113
		7,125,481
	Industrials—23.21%
154,129	Resideo Technologies, Inc.(a)	3,400,086
10,682	Snap-on, Inc.	3,324,025
28,524	Mohawk Industries, Inc.(a)	2,990,456
6,144	Lockheed Martin Corporation	2,845,532
16,681	Generac Holdings, Inc.(a)	2,388,886
		14,948,985
	Technology—5.01%
14,767	Oracle Corporation	3,228,509
	Total Common Stocks (Cost $49,243,996)	63,952,996

Number of Shares	Short-Term Investments—0.77%	Value ($)
496,862	Northern Institutional Treasury Portfolio, 4.16%(c)	496,862
	Total Short-Term Investments (Cost $496,862)	496,862

	Total Investments—100.04% (Cost $49,740,858)	64,449,858
	Other Assets less Liabilities—(0.04)%	(25,610)
	Net Assets—100.00%	64,424,248
Ariel International Fund

Number of Shares	Common Stocks—96.30%	Value ($)
	Austria—3.51%
72,957	BAWAG Group AG(a)	9,315,864
	Belgium—1.77%
45,408	KBC Group NV	4,688,789
	Canada—2.07%
960,319	Algonquin Power & Utilities Corporation	5,502,628
	China—1.64%
1,360,000	China Mengniu Dairy Company, Ltd.	2,789,317
96,500	JD.com, Inc.	1,572,284
		4,361,601
	France—18.79%
703,297	Orange SA	10,699,416
108,478	Sanofi	10,504,931
90,829	Publicis Groupe SA	10,236,997
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—96.30% (continued)	Value ($)
	France—18.79% (continued)
196,542	Michelin (CGDE)	7,302,036
65,148	BNP Paribas SA	5,856,880
107,253	AXA SA	5,264,533
		49,864,793
	Germany—16.02%
53,260	Siemens AG	13,654,843
206,684	Fresenius Medical Care AG	11,844,496
147,832	Infineon Technologies AG	6,289,020
120,772	Daimler Truck Holding AG	5,714,720
15,304	Deutsche Boerse AG	4,991,773
		42,494,852
	Hungary—0.66%
116,661	Wizz Air Holdings plc(a)	1,745,469
	Indonesia—0.84%
8,724,700	Bank Negara Indonesia Persero Tbk PT	2,214,091
	Israel—3.19%
38,310	Check Point Software Technologies, Ltd.(a)	8,476,088
	Italy—4.89%
1,110,782	Intesa Sanpaolo SpA	6,400,263
398,358	Italgas SpA	3,378,570
115,451	Lottomatica Group SpA	3,204,054
		12,982,887
	Japan—16.04%
334,500	Bandai Namco Holdings, Inc.	12,011,385
444,700	Sega Sammy Holdings, Inc.	10,669,341
59,200	Lasertec Corporation	7,979,390
170,300	Bridgestone Corporation	6,977,327
255,500	Ebara Corporation	4,928,850
		42,566,293
	Netherlands—0.94%
59,910	Koninklijke Ahold Delhaize NV	2,505,270
	South Korea—2.25%
13,885	SK Hynix, Inc.	3,004,164
36,194	KB Financial Group, Inc.	2,974,152
		5,978,316
	Spain—6.55%
535,074	Redeia Corporation SA	11,439,772
212,061	Banco Bilbao Vizcaya Argentaria SA	3,261,103
116,061	Tecnicas Reunidas SA(a)	2,679,596
		17,380,471
	Switzerland—1.02%
8,270	Roche Holding AG	2,693,261
	Taiwan—2.59%
125,000	Taiwan Semiconductor Manufacturing Company, Ltd.	4,535,807
78,000	Airtac International Group	2,325,688
		6,861,495
	United Arab Emirates—0.95%
679,583	Emaar Properties PJSC	2,516,563
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—96.30% (continued)	Value ($)
	United Kingdom—9.44%
1,874,938	Tesco plc	10,327,992
1,685,686	Barclays plc	7,804,640
372,623	Beazley plc	4,782,347
111,330	GSK plc	2,124,158
		25,039,137
	United States—3.14%
122,237	Aptiv plc(a)	8,339,008
	Total Common Stocks (Cost $189,895,178)	255,526,876

Number of Shares	Investment Companies—2.14%	Value ($)
99,612	Vanguard FTSE Developed Markets ETF	5,678,880
	Total Investment Companies (Cost $5,546,281)	5,678,880

Number of Shares	Short-Term Investments—1.02%	Value ($)
2,700,846	Northern Institutional Treasury Portfolio, 4.16%(c)	2,700,846
	Total Short-Term Investments (Cost $2,700,846)	2,700,846

	Total Investments—99.46% (Cost $198,142,305)	263,906,602
	Foreign Currency, Other Assets less Liabilities—0.54%	1,442,015
	Net Assets—100.00%	265,348,617
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
07/30/2025	UBS	Euro	1,927,707	United States Dollar	2,198,211	$77,486
Subtotal UBS						77,486
07/30/2025	JPMorgan	Australian Dollar	1,302,212	United States Dollar	842,879	14,710
Subtotal JPMorgan						14,710
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$92,196

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
07/30/2025	UBS	Australian Dollar	22,562,824	Euro	12,781,594	$(229,864)
07/30/2025	UBS	Japanese Yen	197,855,385	Canadian Dollar	1,879,479	(3,516)
07/30/2025	UBS	Swiss Franc	638,238	Euro	688,886	(5,518)
Subtotal UBS						(238,898)
07/30/2025	Northern Trust	Japanese Yen	389,069,760	Chinese Offshore Yuan	19,671,746	(43,205)
07/30/2025	Northern Trust	Swiss Franc	10,076,534	Euro	10,878,109	(89,415)
Subtotal Northern Trust						(132,620)
07/30/2025	JPMorgan	British Pound	5,993,748	Euro	7,007,530	(44,012)
07/30/2025	JPMorgan	Japanese Yen	781,604,701	United States Dollar	5,510,051	(62,364)
07/30/2025	JPMorgan	Japanese Yen	800,116,691	Euro	4,864,452	(165,870)
07/30/2025	JPMorgan	Japanese Yen	871,112,175	Euro	5,382,299	(282,369)
07/30/2025	JPMorgan	Norwegian Krone	38,431,233	Euro	3,264,066	(39,714)
Subtotal JPMorgan						(594,329)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(965,847)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(873,651)
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—99.15%	Value ($)
	Austria—1.55%
6,393	BAWAG Group AG(a)	816,321
	Canada—1.76%
161,678	Algonquin Power & Utilities Corporation	926,415
	China—3.11%
439,000	China Mengniu Dairy Company, Ltd.	900,375
45,450	JD.com, Inc.	740,521
		1,640,896
	France—11.62%
126,914	Orange SA	1,930,771
16,310	Publicis Groupe SA	1,838,239
10,344	Sanofi	1,001,706
20,427	Michelin (CGDE)	758,915
12,194	AXA SA	598,545
		6,128,176
	Germany—10.40%
8,709	Siemens AG	2,232,821
29,263	Fresenius Medical Care AG	1,676,983
12,854	Infineon Technologies AG	546,830
1,592	Deutsche Boerse AG	519,269
10,726	Daimler Truck Holding AG	507,536
		5,483,439
	Hungary—0.71%
25,112	Wizz Air Holdings plc(a)	375,723
	Indonesia—0.98%
2,039,200	Bank Negara Indonesia Persero Tbk PT	517,493
	Israel—2.39%
5,687	Check Point Software Technologies, Ltd.(a)	1,258,249
	Italy—3.05%
188,033	Intesa Sanpaolo SpA	1,083,435
18,955	Lottomatica Group SpA	526,049
		1,609,484
	Japan—9.52%
54,400	Sega Sammy Holdings, Inc.	1,305,177
35,800	Bandai Namco Holdings, Inc.	1,285,523
7,400	Lasertec Corporation	997,424
50,300	Ebara Corporation	970,337
11,300	Bridgestone Corporation	462,970
		5,021,431
	Peru—0.36%
836	Credicorp, Ltd.	186,863
	South Korea—2.30%
8,288	KB Financial Group, Inc.	681,046
2,457	SK Hynix, Inc.	531,597
		1,212,643
	Spain—4.06%
73,970	Redeia Corporation SA	1,581,463
36,291	Banco Bilbao Vizcaya Argentaria SA	558,088
		2,139,551
	Taiwan—4.79%
54,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,959,469
19,000	Airtac International Group	566,514
		2,525,983
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—99.15% (continued)	Value ($)
	United Arab Emirates—1.78%
253,386	Emaar Properties PJSC	938,313
	United Kingdom—5.00%
285,218	Tesco plc	1,571,108
49,798	Beazley plc	639,121
92,429	Barclays plc	427,942
		2,638,171
	United States—35.77%
6,606	Microsoft Corporation	3,285,890
33,269	CVS Health Corporation	2,294,896
8,625	First Solar, Inc.(a)	1,427,782
32,419	Verizon Communications, Inc.	1,402,770
5,589	Capital One Financial Corporation	1,189,116
10,496	Gilead Sciences, Inc.	1,163,692
10,079	NetApp, Inc.	1,073,917
15,002	Aptiv plc(a)	1,023,436
26,101	CenterPoint Energy, Inc.	958,951
41,779	Intel Corporation	935,850
3,536	Allstate Corporation	711,832
7,380	Zimmer Biomet Holdings, Inc.	673,130
7,707	Western Alliance Bancorp	600,992
4,196	Owens Corning	577,034
4,275	D.R. Horton, Inc.	551,133
4,332	Walt Disney Company	537,211
9,580	Bank of America Corporation	453,326
		18,860,958
	Total Common Stocks (Cost $40,949,089)	52,280,109

Number of Shares	Short-Term Investments—2.03%	Value ($)
1,067,897	Northern Institutional Treasury Portfolio, 4.16%(c)	1,067,897
	Total Short-Term Investments (Cost $1,067,897)	1,067,897

	Total Investments—101.18% (Cost $42,016,986)	53,348,006
	Foreign Currency, Other Assets less Liabilities—(1.18)%	(622,507)
	Net Assets—100.00%	52,725,499
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2025 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
07/30/2025	Northern Trust	Australian Dollar	1,135,681	Japanese Yen	103,973,201	$23,239
Subtotal Northern Trust						23,239
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$23,239

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
07/30/2025	UBS	United States Dollar	158,921	Chinese Offshore Yuan	1,140,373	$(785)
Subtotal UBS						(785)
07/30/2025	Northern Trust	Australian Dollar	227,666	British Pound	110,237	(1,407)
07/30/2025	Northern Trust	United States Dollar	1,411,776	Euro	1,237,227	(48,795)
Subtotal Northern Trust						(50,202)
07/30/2025	JPMorgan	United States Dollar	454,291	British Pound	342,747	(16,249)
07/30/2025	JPMorgan	United States Dollar	1,826,694	Euro	1,629,460	(96,916)
07/30/2025	JPMorgan	United States Dollar	7,414,395	Euro	6,498,936	(257,729)
Subtotal JPMorgan						(370,894)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(421,881)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(398,642)

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of June 30, 2025.
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2025 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2025.
Securities valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Funds' pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available are valued using a fair value determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such valuation adjustments are provided by approved pricing vendors or other independent pricing sources.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2025 (Unaudited)
The following tables summarize the inputs used as of June 30, 2025 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,377,662,372	$847,438,991	$64,449,858
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,377,662,372	$847,438,991	$64,449,858
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$20,936,413	$—	$—	$20,936,413
Consumer Discretionary	50,075,435	—	—	50,075,435
Consumer Staples	15,622,579	—	—	15,622,579
Energy	2,679,596	—	—	2,679,596
Financials	57,554,435	—	—	57,554,435
Health Care	27,166,846	—	—	27,166,846
Industrials	28,369,570	—	—	28,369,570
Information Technology	30,284,469	—	—	30,284,469
Real Estate	2,516,563	—	—	2,516,563
Utilities	20,320,970	—	—	20,320,970
Total Common Stocks	$255,526,876	$—	$—	$255,526,876
Investment Companies	5,678,880	—	—	5,678,880
Short-Term Investments	2,700,846	—	—	2,700,846
Total Investments	$263,906,602	$—	$—	$263,906,602
Other Financial Instruments
Forward Currency Contracts^	$—	$(873,651)	$—	$(873,651)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$5,708,991	$—	$—	$5,708,991
Consumer Discretionary	6,653,724	—	—	6,653,724
Consumer Staples	2,471,483	—	—	2,471,483
Financials	8,983,389	—	—	8,983,389
Health Care	6,810,407	—	—	6,810,407
Industrials	5,229,965	—	—	5,229,965
Information Technology	12,017,008	—	—	12,017,008
Real Estate	938,313	—	—	938,313
Utilities	3,466,829	—	—	3,466,829
Total Common Stocks	$52,280,109	$—	$—	$52,280,109
Short-Term Investments	1,067,897	—	—	1,067,897
Total Investments	$53,348,006	$—	$—	$53,348,006
Other Financial Instruments
Forward Currency Contracts^	$—	$(398,642)	$—	$(398,642)

*	As of June 30, 2025, the Level 2 investments held were securities subject to fair valuation due to forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as
Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.

SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2025 (Unaudited)
Forward currency contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error relative to their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the fund as defined in the 1940 Act.  The following transactions were made during the period ended June 30, 2025 in securities of a company deemed to be an affiliated company of the Funds as of June 30, 2025:
Security name	Shares Held June 30, 2025	Market Value September 30, 2024	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value June 30, 2025	Dividend Income
Ariel Fund
Common Stocks - 3.37%
Consumer Discretionary - 0.79%
Leslie’s, Inc.(a)	44,816,291	80,221,027	33,300,332	—	—	(94,702,998)	18,818,361	—
Energy - 2.58%
Core Laboratories, Inc.	5,319,278	64,954,117	21,903,679	—	—	(25,579,713)	61,278,083	119,553
Total Common Stocks		$145,175,144	$55,204,011	$—	$—	$(120,282,711)	$80,096,444	$119,553

(a)	Non-income producing.
SLOW AND STEADY WINS THE RACE